UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Third Century Fund, Inc.
August 31, 2011 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)
Consumer Discretionary--10.3%
Best Buy	72,300 a	1,850,157
Discovery Communications, Cl. A	94,100 a,b	3,978,548
J.C. Penney	40,800 a	1,086,504
Kohl's	37,500	1,737,750
Limited Brands	76,200	2,875,788
McDonald's	13,475	1,218,948
McGraw-Hill	76,100	3,204,571
Nordstrom	29,500 a	1,341,070
O'Reilly Automotive	21,200 b	1,375,456
Staples	164,700 a	2,427,678
TJX	32,525	1,776,515
Weight Watchers International	29,950	1,812,574
		24,685,559
Consumer Staples--10.4%
Church & Dwight	90,100 a	3,922,954
Clorox	34,700	2,418,590
Coca-Cola Enterprises	45,400	1,253,948
Costco Wholesale	76,775 a	6,029,908
Hershey	31,300	1,835,745
Hormel Foods	81,300	2,244,693
Procter & Gamble	46,450	2,957,936
Whole Foods Market	61,600	4,067,448
		24,731,222
Energy--7.0%
Denbury Resources	221,700 a,b	3,536,115
Devon Energy	53,200	3,608,556
EnCana	38,000	965,580
Forest Oil	94,000 a,b	1,830,180
ION Geophysical	351,100 a,b	2,482,277
Nexen	157,675 a	3,366,361
Venoco	85,277 a,b	987,508
		16,776,577
Financial--11.5%
Berkshire Hathaway, Cl. B	37,300 b	2,722,900
Comerica	78,900	2,019,051
Discover Financial Services	101,375	2,550,595
First Horizon National	191,679 a	1,349,420
Franklin Resources	12,800 a	1,534,976
KeyCorp	333,000	2,211,120
Nasdaq OMX Group	82,600 b	1,956,794
PNC Financial Services Group	73,200	3,670,248
State Street	42,800 a	1,520,256
T. Rowe Price Group	48,700 a	2,604,476
Travelers	45,975	2,319,898
Waddell & Reed Financial, Cl. A	95,200 a	2,972,144

		27,431,878
Health Care--13.4%
Amgen	34,425	1,907,317
AstraZeneca, ADR	45,775	2,170,650
Becton Dickinson & Co.	33,750 a	2,746,575
Biogen Idec	40,900 b	3,852,780
Bristol-Myers Squibb	150,300	4,471,425
CareFusion	53,200 b	1,362,452
DaVita	29,500 a,b	2,170,610
Gilead Sciences	65,250 b	2,602,496
Humana	45,550	3,536,502
Kinetic Concepts	48,650 a,b	3,285,821
Life Technologies	57,900 b	2,431,800
Novartis, ADR	24,525	1,433,732
		31,972,160
Industrial--10.5%
Brink's	44,400 a	1,141,080
Caterpillar	37,900	3,448,900
Cummins	31,700	2,945,564
Donaldson	24,575 a	1,449,434
Eaton	50,800	2,181,860
Emerson Electric	56,625	2,635,894
Fluor	24,300	1,475,496
General Electric	326,500	5,325,215
Ryder System	41,650 a	1,960,882
United Technologies	32,450	2,409,413
		24,973,738
Information Technology--23.8%
Accenture, Cl. A	21,800	1,168,262
Apple	15,175 b	5,839,795
Applied Materials	97,300	1,101,436
Avnet	48,450 b	1,271,328
CA	81,500	1,710,685
Cisco Systems	328,125	5,145,000
EMC	128,625 a,b	2,905,639
Google, Cl. A	5,500 b	2,975,280
Hewlett-Packard	70,400 a	1,832,512
Intel	185,100	3,726,063
International Business Machines	50,650	8,707,242
Microsoft	347,100	9,232,860
Oracle	114,675	3,218,927
QUALCOMM	76,700	3,946,982
Symantec	83,750 a,b	1,436,313
VistaPrint	28,900 b	850,527
Western Union	98,175	1,621,851
		56,690,702
Materials--6.7%
Alcoa	315,200 a	4,037,712
Ball	81,700	2,934,664
Domtar	31,500 a	2,530,080
Ecolab	45,900 a	2,460,240
Reliance Steel & Aluminum	53,800 a	2,229,472

Sigma-Aldrich	26,600 a	1,712,774
		15,904,942
Telecommunication Services--2.7%
Metropcs Communications	234,200 a,b	2,613,672
Verizon Communications	103,700	3,750,829
		6,364,501
Utilities--2.2%
Consolidated Edison	39,100 a	2,197,811
Sempra Energy	60,775 a	3,191,903
		5,389,714
Total Common Stocks
(cost $219,887,316)		234,920,993

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,268,000)	3,268,000 [c]	3,268,000
Investment of Cash Collateral for
Securities Loaned--19.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $45,434,835)	45,434,835 [c]	45,434,835
Total Investments (cost $268,590,151)	119.0%	283,623,828
Liabilities, Less Cash and Receivables	(19.0%)	(45,272,015)
Net Assets	100.0%	238,351,813

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At August 31, 2011, the value of the fund's securities on loan was
$44,669,482 and the value of the collateral held by the fund was $45,434,835.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At August 31, 2011, the aggregate cost of investment securities for income tax purposes was $268,590,151. Net unrealized appreciation on investments was $15,033,677 of which $33,146,695 related to appreciated investment securities and $18,113,018 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	23.8
Money Market Investments	20.5
Health Care	13.4
Financial	11.5
Industrial	10.5
Consumer Staples	10.4
Consumer Discretionary	10.3
Energy	7.0
Materials	6.7
Telecommunication Services	2.7
Utilities	2.2
119.0

† Based on net assets.

The following is a summary of the inputs used as of August 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	226,134,143	-	-	226,134,143
Equity Securities - Foreign+	8,786,850	-	-	8,786,850
Mutual Funds	48,702,835	-	-	48,702,835

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1---unadjusted quoted prices in active markets for identical investments.

Level 2---other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3---significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 in the hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs/American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors/Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skaypak
Bradley J. Skapyak President
Date:	October 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	October 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)